RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
[custom:RevenuesFromRelatedParty]	$ 3,875	$ 5,049	$ 11,818	$ 100,476
License cost	$ 194	$ 252	591	5,024
Chief Executive Officers [Member]
Related Party Transaction [Line Items]
[custom:AdvancesFromCompany-0]			$ 10,000	$ 10,000